EDWARD JONES MONEY MARKET FUND
(THE “FUND”)
Supplement dated November 2, 2022
to the
Summary Prospectus and Prospectus,
each dated June 28, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
On November 2, 2022 (the “Effective Date”), the Board of Trustees of the Fund approved certain matters relating to the transfer by Passport Research, Ltd. (“Passport”) of its investment management and administration responsibilities with respect to the Fund to Olive Street Investment Advisers, LLC (“Olive Street”), an affiliate of Passport, effective as of the Effective Date.
Accordingly, the Summary Prospectus and Prospectus are hereby supplemented as follows:

1.	In the “Fees and Expenses of the Fund” section of the Summary Prospectus and Prospectus, the footnote to the “Annual Fund Operating Expenses” table is hereby deleted and replaced with the following:
Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes, and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement, and any payment made by Passport Research, Ltd. (the “Predecessor Adviser”) in connection with a prior expense limitation agreement entered into between the Predecessor Adviser and the Fund (the “Predecessor Expense Limitation Agreement”), is subject to recoupment by the Adviser in the thirty-six (36) month period following the payment, if (i) requested by the Adviser and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This Expense Limitation Agreement will remain in effect until June 30, 2024, and may only be changed or eliminated with the approval of the Board of Trustees of the Fund (the “Board”) during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless Olive Street provides the Fund with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term.

2.	The disclosure in the “Payments to Edward Jones” sub‑section of the “Fund Summary Information” section of the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:
The Fund and/or its related companies pay Edward Jones for the sale of Shares and related services. These payments may create a conflict of interest by influencing Edward Jones and your Edward Jones financial advisor to suggest the Fund over another investment. Ask your Edward Jones financial advisor or visit the Edward Jones website (www.edwardjones.com/moneymarket) for more information.

3.	In the “Management of the Fund” section of the Prospectus, the disclosure under the heading entitled “Investment Adviser” is hereby deleted and replaced with the following:
Olive Street Investment Advisers, LLC
Olive Street, a Securities and Exchange Commission (“SEC”) registered investment adviser, with its principal place of business located at 12555 Manchester Road, St. Louis, Missouri 63131, serves as investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated November 2, 2022 (the “Advisory Agreement”). The Adviser was formed as a Missouri limited liability company in 2012 and is a wholly-owned subsidiary of The Jones Financial Companies, L.L.L.P. Prior to November 2, 2022 (the “Transfer Date”), the Fund’s investment adviser was Passport Research, Ltd., a registered investment adviser and an affiliate of the Adviser. Effective on the Transfer Date, the Predecessor Adviser transferred its investment management and administration responsibilities with respect to the Fund to the Adviser.
As the Adviser, Olive Street has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio and, subject to review and approval by the Board, sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Sub-adviser. The advisory services provided by Olive Street under the Advisory Agreement are the same as the advisory services provided by the Predecessor Adviser under the prior investment advisory agreement between the Fund and the Predecessor Adviser (the “Predecessor Advisory Agreement”).
For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund, which is the same management fee rate that was payable to the Predecessor Adviser under the Predecessor Advisory Agreement.
The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes, and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares. Any payment made by the Adviser in connection with the Expense Limitation Agreement, and any payment made by the Predecessor Adviser in connection with the Predecessor Expense Limitation Agreement, is subject to recoupment by the Adviser in the thirty-six (36) month period following the payment, if (i) requested by the Adviser and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.
This Expense Limitation Agreement will remain in effect until June 30, 2024, and may only be changed or eliminated with the approval of the Board during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless Olive Street provides the Fund with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term.
A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement will be available in the Fund’s Annual Report to Shareholders dated February 28, 2023, which will cover the period from March 1, 2022 to February 28, 2023.

4.	In the “Management of the Fund” section of the Prospectus, the last sentence under the heading entitled “Sub‑adviser – Multi-Manager Exemptive Order” is hereby deleted and replaced with the following:
For the fiscal year ended February 28, 2022, the Fund paid the Predecessor Adviser and the Sub-adviser aggregate fees totaling 0.20% of the Fund’s average daily net assets.

5.
All other references to “Passport Research, Ltd.” or “Passport” in the Summary Prospectus and Prospectus are hereby deleted and replaced with “Olive Street Investment Advisers, LLC” or “Olive Street”, respectively.

Please retain this supplement for future reference.

EDWARD JONES MONEY MARKET FUND

(THE “FUND”)

Supplement dated November 2, 2022

to the

Statement of Additional Information (“SAI”),

dated June 28, 2022

On November 2, 2022 (the “Effective Date”), the Board of Trustees of the Fund approved certain matters relating to the transfer by Passport Research, Ltd. (“Passport”) of its investment management and administration responsibilities with respect to the Fund to Olive Street Investment Advisers, LLC (“Olive Street”), an affiliate of Passport, effective as of the Effective Date.

Accordingly, the SAI is hereby supplemented as follows:

1.	In “The Fund” section of the SAI, the following sentence is hereby added as the penultimate sentence:

Prior to November 2, 2022, Passport Research, Ltd. (the “Predecessor Adviser”), an affiliate of the Adviser, served as the Fund’s investment adviser.

2.	In the “Distributor” section of the SAI, the last sentence is hereby deleted and replaced with the following:

The Adviser and Edward Jones are each wholly-owned subsidiaries of The Jones Financial Companies, L.L.L.P.

3.	In the “Trustees and Officers” section of the SAI, the third footnote under the table is hereby deleted and replaced with the following:

(3) The Fund Complex includes the Fund and the fourteen series of the Bridge Builder Trust, which are also advised by the Adviser. Each Trustee also serves as a Trustee of the Bridge Builder Trust.

4.	In the “Investment Adviser” section of the SAI, the first paragraph is hereby deleted and replaced with the following:

Olive Street, an SEC registered investment adviser, with its principal place of business located at 12555 Manchester Road, St. Louis, Missouri 63131, serves as investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated November 2, 2022 (the “Advisory Agreement”). The Adviser was formed as a Missouri limited liability company in 2012 and is a wholly-owned subsidiary of The Jones Financial Companies, L.L.L.P. Prior to November 2, 2022, the Predecessor Adviser served as the investment adviser to the Fund.

5.	In the “Investment Adviser” section of the SAI, the sixth and seventh paragraphs under the heading entitled “Advisory Agreement with the Fund” are hereby deleted and replaced with the following:

The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes, and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement, and any payment made by the Predecessor Adviser in connection with a prior expense limitation agreement entered into between the Predecessor Adviser and the Fund, is subject to recoupment by the Adviser in the three-year period following the payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2024, and may only be changed or eliminated with the approval of the Board during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless Olive Street provides the Fund with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term.

6.

In the “Investment Adviser” section of the SAI, the sentence above the first table under the heading entitled “Fees Paid to the Adviser and the Sub-Adviser” is hereby deleted and replaced with the following:

For the fiscal years ended February 29, 2020, February 28, 2021 and February 28, 2022, the Fund paid the fees set forth below to the Predecessor Adviser.

7.

In the “Investment Adviser” section of the SAI, the sentence above the second table under the heading entitled “Fees Paid to the Adviser and the Sub-Adviser” is hereby deleted and replaced with the following:

For the fiscal years ended February 29, 2020, February 28, 2021 and February 28, 2022, the Total Fees Paid (After Waivers) to the Predecessor Adviser include the fees set forth below paid by the Fund to the Sub-adviser.

8.	All other references to “Passport Research, Ltd.” or “Passport” in the SAI are hereby deleted and replaced with “Olive Street Investment Advisers, LLC” or “Olive Street”, respectively.

Please retain this supplement for future reference.